SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent, Total	$ (16,293)	$ (768)